Equity - Additional information (Details) $ / shares in Units, R$ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 15, 2024 USD ($) shares	Jul. 01, 2023 USD ($) shares	Sep. 25, 2023 BRL (R$)	Sep. 22, 2023 BRL (R$)	Dec. 31, 2024 BRL (R$) unit shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 30, 2024 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	Apr. 05, 2023 BRL (R$) shares
Disclosure of classes of share capital [line items]
Authorized share capital | $								$ 35
Number of shares authorised					3,500,000,000			3,500,000,000
Par value per share | $ / shares								$ 0.00001
Authorized shares but unissued					500,000,000			500,000,000
Issued capital					R$ 26	R$ 26		$ 26
Number of shares outstanding					539,806,829	549,493,174	560,518,755	539,806,829		549,493,174
Number of votes per share | unit					10
Issue of equity | R$					R$ 106,412	R$ 2,097,326	R$ 70,031
Number of shares reserved for issue under options and contracts for sale of shares					15,005,628	16,189,406		15,005,628		16,189,406
Treasury shares | R$					R$ 222,180	R$ 117,117
Dividend declared					2,037,082	3,542,298		$ 350,000		$ 720,000
Dividend paid | R$			R$ 1,577,622	R$ 1,964,676
Dividends paid to non-controlling interests | R$					R$ 991	R$ 1,853	R$ 1,820
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued					2,000,000,000			2,000,000,000
Increase (decrease) in number of ordinary shares issued					1,978,932
Number of shares held in treasury					1,327,100			1,327,100
Number of shares issued during the period	985,297	18,717,771,000
Value of shares issued during the period | $	$ 106,412	$ 2,097,326
Number of shares repurchased and held in treasury					13,977,674	13,120,268,000
Shares repurchased and held in treasury | R$					R$ 1,353,611	R$ 915,859
Number of shares cancellation approved									12,650,574		31,267,095,000
Shares cancellation approved | R$									R$ 1,248,548		R$ 2,785,504
Class A Common Shares | SVN S.A [Member]
Disclosure of classes of share capital [line items]
Percent of group's interest	22.00%
Class B Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued					1,000,000,000			1,000,000,000
Number of shares outstanding					104,432,034	112,717,094	112,717,094	104,432,034		112,717,094
Number of shares held in treasury					1,056,308	1,056,308		1,056,308		1,056,308
Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares					14,426,088,000	14,600,588		14,426,088,000		14,600,588
Maximum Percentage Of Shares					5.00%
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares					579,540	1,588,818		579,540		1,588,818